Note 10 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 10 Deposits

Deposits and their weighted average interest rates at December 31 are summarized as follows:

	2014			2013
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$118,073	23.8%	0.00%	$169,362	30.6%
NOW accounts	0.02	75,553	15.2	0.03	70,407	12.7
Savings accounts	0.07	46,672	9.4	0.07	44,823	8.1
Money market accounts	0.25	158,798	32.0	0.28	139,818	25.2
		399,096	80.4		424,410	76.6
Certificates by rate:
0-0.99%		81,197	16.3		85,705	15.5
1-1.99%		13,629	2.7		38,456	6.9
2-2.99%		2,721	0.6		4,798	0.9
3-3.99%		107	0.0		561	0.1
Total certificates	0.61	97,654	19.6	0.80	129,520	23.4
Total deposits	0.21	$496,750	100.0%	0.26	$553,930	100.0%

At December 31, 2014 and 2013, the Company had $166.9 million and $200.8 million, respectively, of deposit accounts with balances of $250,000 or more. At December 31, 2014 and 2013, the Company had $0.0 and $7.6 million of certificate accounts, respectively, that had been acquired through a broker.

Certificates had the following maturities at December 31:

	2014		2013
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$32,925	0.52%	$43,618	0.84%
7-12 months	26,764	0.49	43,462	0.64
13-36 months	29,929	0.68	35,542	0.86
Over 36 months	8,036	1.03	6,898	1.14
	$97,654	0.61	$129,520	0.80

At December 31, 2014 and 2013, the Company had pledged mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $19.4 million and $18.9 million, respectively, as collateral for certain deposits. An additional $1.0 million of letters of credit from the FHLB were pledged at December 31, 2014 and 2013 as collateral on certain Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
NOW accounts	$15	15	35
Savings accounts	31	34	67
Money market accounts	414	372	447
Certificates	751	1,383	3,192
	$1,211	1,804	3,741